Stock Options and Warrants - Equity Instrument (Details) - $ / shares	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Class of Warrant or Right [Roll Forward]
Balance, February 29, 2020	1,466,043	928,945
Issued	220,594	541,159
Exercised	(33,369)	(4,061)
Balance, August 31, 2020	1,653,268	1,466,043
Exercisable	1,653,268
Minimum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)	$ 0.0005
Maximum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)	$ 23.75